united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019
Shares		Fair Value
	COMMON STOCK - 84.6%
	AIRLINES - 2.4%
9,878	Wizz Air Holdings PLC * ^	$427,442

	AUTO PARTS & EQUIPMENT - 6.8%
15,312	CIE Automotive SA * ^	391,090
6,567	KTM Industries AG	390,703
6,593	MBB SE	449,982
		1,231,775
	COMMERCIAL SERVICES - 6.2%
20,699	Brunel International NV ^	298,219
93,467	IWG PLC	433,635
68,214	Marlowe PLC *	389,225
		1,121,079
	COMPUTERS - 3.7%
9,935	Cyan AG *	262,493
1,971	Teleperformance ^	416,080
		678,573
	ENGINEERING & CONSTRUCTION - 4.6%
41,430	Instalco AB	402,935
22,601	SPIE SA ^	422,503
		825,438
	FOOD - 2.3%
119,986	Raisio Oyj	418,812

	FOOD SERVICES - 2.0%
4,003	DO & CO AG	367,029

	HEALTHCARE - SERVICES - 2.9%
9,386	LNA Sante SA	522,519

	HOME BUILDERS - 2.3%
552,779	Glenveagh Properties PLC * ^	422,209

	HOUSEHOLD PRODUCTS/WARES - 2.4%
29,984	Fila SpA ^	440,671

	INSURANCE - 1.9%
40,143	Lancashire Holdings Ltd. ^	340,877

	INTERNET - 4.1%
100,136	Data Respons ASA	378,545
12,307	United Internet AG	370,930
		749,475
	INVESTMENT COMPANIES - 0.7%
220,000	Stirling Industries PLC *	130,649

	LEISURE TIME - 4.4%
152,619	Gym Group PLC ^	475,596
17,812	MIPS AB	331,243
		806,839
	MACHINERY - DIVERSIFIED - 2.1%
48,960	Haulotte Group SA *	381,585

	OIL & GAS - 4.4%
75,143	Northern Drilling Ltd. *	345,668
269,580	Saras SpA *	447,224
		792,892
	PACKAGING & CONTAINERS - 1.9%
29,650	Zignago Vetro SpA	338,046

	PRIVATE EQUITY - 2.4%
20,289	Tikehau Capital SCA	443,889

	REAL ESTATE - 2.4%
12,034	Corestate Capital Holding SA	442,826

	RETAIL - 8.7%
65,370	Applegreen PLC	405,014
181,874	City Pub Group PLC	479,909
168,483	Loungers PLC *	420,850
347,269	SiS Science in Sport PLC *	265,759
		1,571,532
	SOFTWARE - 4.6%
106,923	Team17 Group PLC *	350,216
67,233	WANdisco PLC *	482,416
		832,632
	TRANSPORTATION - 11.4%
58,616	BW Offshore Ltd.	334,382
9,016	Construcciones y Auxiliar de Ferrocarriles SA ^	411,073
336,780	Eddie Stobart Logistics PLC	294,845
80,916	Golden Ocean Group Ltd. ^	497,067
37,163	Goodbulk Ltd. #	535,757
		2,073,124

	TOTAL COMMON STOCK (Cost - $15,866,503)	15,359,913

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Shares		Fair Value
	SHORT-TERM INVESTMENT - 7.5%
	MONEY MARKET FUND - 7.5%
1,351,742	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 2.19% **	$1,351,742
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,351,742)

	TOTAL INVESTMENTS - 92.1% (Cost - $17,218,245)	$16,711,655
	SECURITIES SOLD SHORT - (34.1) % (Proceeds - $6,432,088)	(6,183,140)
	OTHER ASSETS LESS LIABILITIES - 42.0%	7,621,160
	NET ASSETS - 100.0%	$18,149,675

	SECURITIES SOLD SHORT - (34.1)%
	APPAREL - (1.5) %
91,757	boohoo Group PLC *	$269,083

	BUILDING MATERIALS - (1.0) %
24,134	Marshalls PLC	187,944

	DIVERSIFIED FINANCIAL SERVICES - (2.3) %
2,660	Grenke AG	231,008
5,188	Leonteq AG *	186,244
		417,252
	ELECTRONICS - (3.2) %
19,238	NKT A/S *	285,129
9,630	Spectris PLC	300,211
		585,340
	ENERGY ALTERNATE SOURCES - (1.2) %
2,577	Landis+Gyr Group AG	210,064

	FOOD - (1.9) %
2,884	Kerry Group PLC	338,444

	HEALTHCARE - PRODUCTS - (2.7) %
18,929	Getinge AB	280,487
4,228	GN Store Nord A/S	202,428
		482,915
	HEALTHCARE - SERVICES - (3.3) %
7,642	Korian SA *	303,927
9,579	NMC Health PLC	290,176
		594,103
	LEISURE TIME - (1.5) %
25,943	Technogym SpA	281,628

	MEDIA - (2.6) %
16,201	Future PLC	224,162
23,421	Pearson PLC	249,842
		474,004
	METAL FABRICATE/HARDWARE - (1.7) %
12,221	Troax Group AB	117,584
1,547	VAT Group AG	195,172
		312,756
	MISCELLANEOUS MANUFACTURING - (1.5) %
21,869	IMI PLC	279,959

	PHARMACEUTICALS - (1.1) %
4,659	BioGaia AB	195,235

	RETAIL - (1.0) %
23,380	Greene King PLC	179,037

	SEMICONDUCTORS - (1.7) %
4,417	Melexis NV	305,401

	SOFTWARE - (2.6) %
15,817	Blue Prism Group PLC *	275,594
137,568	Learning Technologies Group PLC	190,343
		465,937
	TELECOMMUNICATIONS - (3.3) %
227,730	TalkTalk Telecom Group PLC	293,623
3,773	u-blox Holding AG	310,415
		604,038

	TOTAL SECURITIES SOLD SHORT (Proceeds - $6,432,088)	6,183,140

PLC - Public Limited Company
* Non-income producing security.
^ All or a portion of these securities are held as collateral for securities sold short.
# Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
** Money market fund; interest rate reflects effective yield on July 31, 2019.

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Danish Krone	8/15/2019	Goldman Sachs	3,432,768	$512,448	$(4,782)
Norwegian Krone	8/15/2019	Goldman Sachs	3,921,520	446,704	(1,477)
Swiss Franc	8/15/2019	Goldman Sachs	484,904	490,405	(2,020)
				$1,449,557	$(8,279)
To Sell:
British Pound	8/15/2019	Goldman Sachs	1,511,873	$1,852,442	$26,461
Euro	8/15/2019	Goldman Sachs	5,388,769	6,006,415	52,415
Norwegian Krone	8/15/2019	Goldman Sachs	20,278,482	2,309,941	62,396
Swedish Krona	8/15/2019	Goldman Sachs	3,785,823	395,044	9,700
				$10,563,842	$150,972

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Forward foreign currency exchange contracts (‘forward contracts”) are valued at the forward rate. Investments values in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Trustee of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund's investments carried at fair value:

Balter European L/S Small Cap Fund
Assets *		Level 1	Level 2	Level 3	Total
Common Stock		$14,824,156	$535,757	$-	$15,359,913
Forward Currency Contracts		-	142,693	-	142,693
Money Market Funds		1,351,742	-	-	1,351,742
Total		$16,175,898	$678,450	$-	$16,854,348
Liabilities**
Securities Sold Short		$6,183,140	$-	$-	$6,183,140
Total		$6,183,140	$-	$-	$6,183,140

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.
Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2019

Foreign Currency Translations – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

The following tables are summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of July 31, 2019 categorized by risk exposure.
Balter European L/S Small Cap Fund
Unrealized appreciation/(depreciation) on derivatives
	Currency	Total Value at July 31, 2019
Forward Currency Contracts	$142,693	$142,693
Total	$142,693	$142,693

The notional value of the derivative instruments outstanding as of July 31, 2019 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Aggregate Unrealized Appreciation and Depreciation
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at July 31, 2019, was as follows:
		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Balter European L/S Small Cap Fund	$11,891,604	$1,518,082	$(2,738,478)	$(1,220,396)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/26/19

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 9/26/19